INVESTMENT IN AFFILIATES (Summary of Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance sheets:
Current assets	$ 71,981	$ 79,443
Non-current assets	35,405	33,979	$ 28,046
Current liabilities	24,577	25,183
Statements of operation:
Revenues	77,973	75,359	97,479
Gross loss	11,270	8,435	15,300
Net losses attributable to the Company	(3,562)	(5,329)	806
TAT-Engineering LLC [Member]
Balance sheets:
Current assets	358	320
Non-current assets	1,091	1,211
Current liabilities	1,154	1,088
Statements of operation:
Revenues	501	413	877
Gross loss	(22)	(153)	(228)
Net loss	(148)	(365)	(291)
Net losses attributable to the Company	$ (76)	$ (185)	$ (132)